Loan Principal and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loan Principal and Financing Service Fee Receivables	Loan principal and financing service fee receivables consists of the following:
	As of December 31,
	2017	2018
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	9,277,798,700	8,987,655,812	1,307,200,321
Less: allowance for loan principal and financing service fee receivables	(519,254,006)	(569,834,399)	(82,878,976)
Short-term loan principal and
financing service fee receivables, net	8,758,544,694	8,417,821,413	1,224,321,345
Long-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	—	681,153,632	99,069,687
Less: allowance for loan principal and financing
service fee receivables	—	(15,500,802)	(2,254,498)
Long-term loan principal and
financing service fee receivables, net	—	665,652,830	96,815,189

Summary of Nonaccrual Loan Principal	The following table presents nonaccrual loan principal as of December 31, 2017 and 2018, respectively.

	As of December 31,
	2017	2018
	RMB	RMB	US$
Nonaccrual loan principal	181,193,812	298,090,833	43,355,513
Less: allowance for nonaccrual loan principal	(147,790,782)	(249,337,315)	(36,264,608)
Nonaccrual loan principal, net	33,403,030	48,753,518	7,090,905

Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables	The following table presents the aging of past-due loan principal and financing service fee receivables as of December 31, 2017:
	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Domestic consumer loans (uncollateralized)
-Loan principal	401,975,318	124,456,568	98,289,049	81,133,077	60,811,562	39,249,173	805,914,747	8,343,133,619	9,149,048,366	1,406,182,987
-Financing service fee receivables	11,110,556	5,410,177	5,375,791	-	-	-	21,896,524	106,853,810	128,750,334	19,788,564
	413,085,874	129,866,745	103,664,840	81,133,077	60,811,562	39,249,173	827,811,271	8,449,987,429	9,277,798,700	1,425,971,551

The following table presents the aging of past-due loan principal and financing service fee receivables as of December 31, 2018:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Domestic consumer loans (uncollateralized)
-Loan principal	153,188,330	108,534,529	104,483,171	103,666,846	99,037,153	95,386,834	664,296,863	8,882,336,723	9,546,633,586	1,388,500,267
-Financing service fee receivables	4,328,154	5,544,754	7,107,525	-	-	-	16,980,433	105,195,425	122,175,858	17,769,741
	157,516,484	114,079,283	111,590,696	103,666,846	99,037,153	95,386,834	681,277,296	8,987,532,148	9,668,809,444	1,406,270,008

Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables	Movement of allowance for loan principal and financing service fee receivables is as follows:
	As of December 31,
	2017			2018
	Loan principal	Financing service fee receivables	Total	Loan principal	Financing service fee receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	103,111,134	2,002,605	105,113,739	506,296,690	12,957,316	519,254,006	75,522,363
Additions	594,209,005	10,954,711	605,163,716	1,139,260,526	4,153,561	1,143,414,087	166,302,682
Charge-offs	(191,023,449)	-	(191,023,449)	(1,077,332,892)	-	(1,077,332,892)	(156,691,571)
Balance at the end of the year	506,296,690	12,957,316	519,254,006	568,224,324	17,110,877	585,335,201	85,133,474
Evaluated for impairment on a portfolio basis	506,296,690	12,957,316	519,254,006	568,224,324	17,110,877	585,335,201	85,133,474